DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2012
DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS

5. DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS

[a]	Cash and cash equivalents consist of:

	2012	2011

Bank term deposits, bankers’ acceptances and government paper	$1,220	$968
Cash	302	357

	$1,522	$1,325

[b]	Items not involving current cash flows:

	2012	2011	2010

Depreciation and amortization	$801	$686	$656
Other non-cash charges	154	110	148
Amortization of other assets included in cost of goods sold	113	80	67
Deferred income taxes [note 11]	(46)	(76)	(17)
Equity income	(151)	(121)	(132)
Non-cash portion of Other (income) expense, net [note 3]	(163)	147	7

	$708	$826	$729

[c]	Changes in non-cash operating assets and liabilities:

	2012	2011	2010

Accounts receivable	$(46)	$(909)	$(589)
Inventories	(315)	(282)	(164)
Prepaid expenses and other	36	(49)	(9)
Accounts payable	249	475	550
Accrued salaries and wages	37	80	93
Other accrued liabilities	97	87	65
Income taxes (payable) receivable	16	(29)	203
Deferred revenue	(2)	(4)	(3)

	$72	$(631)	$146